EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS, Expenses by Nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses by Nature [Abstract]
Staff cost - salaries, wages and other benefits	$ 28,987	$ 24,345
Share-based payment	15,896	21,847
Amortization - intangible assets	640	154
Electricity cost in operating mining machines	110,474	84,510
One-off incremental development expense	14,878	0
Cost of mining machines sold	0	4
Consulting service fee	3,712	5,650
Office expenses	2,058	1,894
Travel expenses	1,760	1,227
Insurance fee	1,566	692
Research and development technical service fees	1,424	1,104
Advertising expenses	1,082	628
Expenses of low-value consumables	843	1,126
Expenses of short-term leases	160	159
Logistic expenses	148	243
Expenses of variable payment lease	134	193
Others	4,482	6,422
Total cost of revenue, selling, general and administrative and research and development expenses	224,095	186,267
Mining Machines [Member]
Expenses by Nature [Abstract]
Depreciation	9,487	11,208
Property, Plant and Equipment [Member]
Expenses by Nature [Abstract]
Depreciation	21,392	20,376
Investment Properties [Member]
Expenses by Nature [Abstract]
Depreciation	1,347	1,280
Right-of-use Assets [Member]
Expenses by Nature [Abstract]
Depreciation	$ 3,625	$ 3,205